Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 9,008,538	$ 7,465,481
Gross amounts offset in the Statement of Financial Condition	(4,620,473)	(4,891,899)
Net amounts of assets presented in the Statement of Financial Condition	$ 4,388,065	$ 2,573,582
Financial Instruments
Collateral Received	$ (2,662,171)	$ (2,573,582)
Net Amount	$ 1,725,894
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 512,241	$ 1,798,504
Financial Instruments
Collateral Received	$ (512,241)	$ (1,798,504)
Net Amount
Counterparty D [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		$ 708,697
Financial Instruments
Collateral Received		$ (708,697)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 1,725,894	$ 66,381
Financial Instruments
Collateral Received		$ (66,381)
Net Amount	$ 1,725,894
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 2,149,930
Financial Instruments
Collateral Received	$ (2,149,930)
Net Amount
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 5,513,420	$ 6,379,632
Gross amounts offset in the Statement of Financial Condition	(2,851,249)	(3,872,431)
Net amounts of assets presented in the Statement of Financial Condition	2,662,171	2,507,201
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,820,652	2,697,244
Gross amounts offset in the Statement of Financial Condition	(1,308,411)	(898,740)
Net amounts of assets presented in the Statement of Financial Condition	512,241	1,798,504
Futures Contracts [Member] | Counterparty D [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		3,682,388
Gross amounts offset in the Statement of Financial Condition		(2,973,691)
Net amounts of assets presented in the Statement of Financial Condition		708,697
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,692,768
Gross amounts offset in the Statement of Financial Condition	(1,542,838)
Net amounts of assets presented in the Statement of Financial Condition	2,149,930
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,495,118	1,085,849
Gross amounts offset in the Statement of Financial Condition	(1,769,224)	(1,019,468)
Net amounts of assets presented in the Statement of Financial Condition	$ 1,725,894	$ 66,381